Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 2,285,479	$ 1,676,991
Property, plant and equipment	11,042,446	8,241,838
Intangible assets	105,116	114,913
United States
Segment Reporting Information [Line Items]
Revenue	1,801,876	1,475,087
Property, plant and equipment	9,464,716	6,666,015
Intangible assets	23,575	24,825
Canada
Segment Reporting Information [Line Items]
Revenue	157,854	153,502
Property, plant and equipment	882,454	884,195
Intangible assets	21,780	23,123
Other regions
Segment Reporting Information [Line Items]
Revenue	325,749	48,402
Property, plant and equipment	695,276	691,628
Intangible assets	$ 59,761	$ 66,965